13. PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Prepayments and accrued income [abstract]
Costs incurred on the performance of a contract (IFRS 15)	R$ 255,407	[1]	R$ 1,016,337	[1]	R$ 862,584
Advertising and publicity	20,928		55,695
Insurance	46,357		25,807
Bank guarantee	24,956		31,297
Other	110,868		124,944
Total	458,516		1,254,080
Current	330,131		670,344
Non-current	R$ 128,385		R$ 583,736

[1]	Represented by commission costs incurred in the compliance with agreements. The movements in the year are as follows: